BORROWING, FINANCING AND DEBENTURES (Tables)	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Schedule Of Detailed Information About Borrowing

	Reference	Consolidated
		2021	2020
Local currency:
Financing Agency for Studies and Projects FINEP		44,193	73,076
Debentures	A	1,922,732	4,042,515
BNDES		-	7,789
BNDES – FINAME		-	15
Promissory Note (1)		-	773,949
Working capital – Mexico Operation		-	14,453
Working capital – The Body Shop Operation	B	526,743	500,835
Working capital – Avon Operation		164,491	145,495
Notes – Avon (2)	C	4,255,958	4,033,682
Total in local currency		6,914,117	9,591,809

Foreign currency:
BNDES		-	1,639
Representative debt securities (“Notes”) (2)	D	5,523,287	3,969,226
Resolution nº 4131/62	E	279,428	260,239
Total in foreign currency		5,802,715	4,231,104
Grand total		12,716,832	13,822,913

Current		945,069	3,805,649
Non-current		11,771,763	10,017,264

Debentures
Current		350,145	2,169,786
Non-current		1,572,587	1,872,729

Schedule Of Additional Information About Borrowings
Reference	Currency	Maturity	Charges	Effective interest rate	Guarantees
A	Real	By August 2024	Interest of 112% of the CDI 1.00% + CDI and 1.15% + CDI, with maturity dates in September 2022 and August 2024.	113.0% CDI + 1.15% - CDI +1.30%	None
B	Pounds	April 2024	Sonia + interest 2.9% p.a.	Sonia + interest 2.9% p.a.	“Corporate” guarantee from the subsidiary Natura Cosméticos until December 2021 and “Aval” guarantee from Natura &Co from January 2022.
C	Dollar	March 2023 and March 2043	Interest of 6.45% p.a. and 8.45% p.a.	Interest of 6.45% p.a. and 8.45% p.a.	None
D	Dollar	May 2028	Interest of 4.125% p.a.	5.79%	“Aval” Guarantee from Natura &Co
E	Dollar	May 2022	Sonia + interest 1.1% p.a.	Sonia + interest 1.1% p.a.	“Aval” Guarantee from subsidiary Indústria e Comércio de Cosméticos Natura Ltda.

Schedule Of Changes In Balances Of Borrowing
Consolidated
Balance as of December 31, 2019	10,786,374
Acquisition of subsidiary	7,250,735
New borrowing and financing	1,354,765
Repayment	(8,483,892)
Appropriation of financial charges, net of new borrowing and financing costs	1,029,705
Financial charges payment	(1,293,094)
Exchange rate variation (unrealized)	973,442
Exchange rate variation (realized)	35,429
Translation effects (OCI)	2,169,449
Balance as of December 31, 2020	13,822,913
New borrowing and financing (a)	6,425,565
Repayment (b)	(7,989,607)
Appropriation of financial charges	661,429
Financial charges payment	(783,935)
Exchange rate variation (unrealized)	252,190
Translation effects (OCI)	328,277
Balance as of December 31, 2021	12,716,832

Schedule Of Maturity Analysis For Noncurrent Borrowings
	Consolidated
	2021	2020
2022	-	586,002
2023	2,812,260	6,306,782
2024 (2024 onwards for 2020)	2,249,609	3,124,480
2025 onwards	6,709,894	-
Total	11,771,763	10,017,264

Schedule of detailed information about Notes - Avon
Notes - Avon	Main US$	Main R$	Annual percentage interest rate	Maturity
Unguaranteed	461,883	2,577,538	6.50%	March 15, 2023
Unguaranteed	216,085	1,205,862	8.45%	March 15, 2043